SHARE CAPITAL (Schedule of Warrants Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of warrants outstanding | Share	120,634	921,780	32,215,433
Exercise price | $ / shares	$ 0.10	$ 0.09	$ 0.11
Warrants outstanding 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of warrants outstanding | Share	4,267
Exercise price | $ / shares	$ 0.125
Expiry date	Oct. 19, 2024
Warrants outstanding 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of warrants outstanding | Share	36,114
Exercise price | $ / shares	$ 0.105
Expiry date	Nov. 16, 2024
Warrants outstanding 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of warrants outstanding | Share	80,253
Exercise price | $ / shares	$ 0.095
Expiry date	Dec. 14, 2024